Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of maximum applicable income tax rates of other countries

	For the Year Ended December 31,
	2017	2018	2019
United States	42.84%	29.84%	29.84%
United Kingdom	19.25%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%

Schedule of composition of income tax expense

	For the Year Ended December 31,
	2017	2018	2019
Current income tax expense	7,906	22,044	7,888

Schedule of reconciliation of the income tax expense

	For the
	Year Ended December 31,
	2017	2018	2019
Loss before income tax expense	(5,013,268)	(9,616,935)	(11,287,764)
Income tax expense computed at PRC statutory income tax rate of 25%	(1,253,318)	(2,404,234)	(2,821,941)
Non-deductible expenses	91,093	96,684	58,374
Foreign tax rates differential	(74,531)	167,180	107,617
Additional 75% (2017: 50%) tax deduction for qualified research and development expenses	(93,513)	(216,993)	(22,630)
Tax exempted interest income	(845)	(10,377)	(3,093)
Effect of U.S. tax law change	165,898	—	—
US tax credits	(52,185)	(42,781)	(72,448)
Prior year adjustments	(10,293)	(1,422)	(16,259)
Tax benefit contributed by Non-controlling interest	—	—	2,285
Tax benefit not utilized	1,235,600	2,433,987	2,775,983
Income tax expense	7,906	22,044	7,888

Schedule of deferred tax assets

	As of December 31,
	2017	2018	2019
Deferred tax assets
Net operating loss carry-forwards	1,620,535	3,777,696	6,005,461
Accrued and prepaid expenses	84,320	255,240	420,714
Tax credit carry-forwards	60,624	117,801	213,773
Deferred Revenue	—	83,877	105,840
Intangible assets	7,104	15,687	36,362
Unrealized financing cost	—	41,939	29,200
Allowance against receivables	—	—	27,196
Deferred rent	8,699	36,729	19,035
Property, plant and equipment, net	27,463	17,467	10,584
Share-based compensation	4,106	8,962	7,688
Write-downs of inventory	—	—	2,607
Advertising expenses in excess of deduction limit	65,737	14,234	353
Unrealized foreign exchange loss	55	55	55
Others	—	—	162
Total deferred tax assets	1,878,643	4,369,687	6,879,030
Less: Valuation allowance	(1,878,643)	(4,369,687)	(6,879,030)
Total deferred tax assets, net	—	—	—

Summary of valuation allowance

	As of December 31,
	2017	2018	2019
Valuation allowance
Balance at beginning of the year	672,889	1,878,643	4,369,687
Additions	1,205,754	2,491,044	2,509,343
Balance at end of the year	1,878,643	4,369,687	6,879,030

Schedule of tax losses expiration dates

Loss expiring in 2020	186,827
Loss expiring in 2021	1,335,168
Loss expiring in 2022	3,007,243
Loss expiring in 2023	5,950,981
Loss expiring in 2024	8,004,215
Total	18,484,434